Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Summary of Amount Incurred by the Group

Amounts incurred by the Group

	For the Years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Data collection service expense (i) .	—	38,297	84,362

(i)

PPcredit Data Service (Shanghai) Co., Ltd. (“PPcredit”) was founded in April 2016 by the founders of the Group to provide data collection services. The Group mainly uses PPcredit as a data provider since PPcredit was established. The price for the service is determined based on the price charged by other market participants.

Summary of Expenses Paid on Behalf of Related Party	Expenses paid on behalf of related party, for which the Group was reimbursed
	For the Years Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
PPcredit	—	13,526	—

Summary of Amounts Due to Related Party	Amounts due to related party
	As of December 31,
	2016	2017
	RMB	RMB
PPcredit	15,634	11,972

Summary of Loan Extended to Related Party	Loan extended to related party
	As of December 31,
	2016	2017
	RMB	RMB
PPcredit	11,010	—